Related Parties - Summary of Compensation and Benefits of Key Management Personnel (Detail) - Managers members, members of the audit committee and the board of directors [member] - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	R$ (797)	R$ (927)	R$ (1,092)
Fees [Member]
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	(460)	(578)	(499)
Employee profit sharing plan [member]
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	(208)	(112)	(363)
Post employment benefits [member]
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	(9)	(9)	(6)
Share-based payment plan [Member]
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	R$ (120)	R$ (228)	R$ (224)